                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Oracle Partners

Address: 200 Greenwich Avenue
        Greenwich, CT 06830


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Vincent Padula
Title: Client Service Representative
Phone: 212-713-9179


Signature, Place, and Date of Signing:

Vincent Padula                  New York, NY                    02/15/2007
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                         -------------

Form 13F Information Table Entry Total:       52
                                         -------------

Form 13F Information Table Value Total: $1,019,169,540
                                         -------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



As of December 31,2006

USD



     COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
------------------         --------------    --------   --------  ------------------   ----------    --------   --------------------
                                                          VALUE   SHRS OR  SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
  NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED  NONE
------------------         --------------    --------   --------  -------  ---  ----   ----------    --------    ----   ------  ----
AMERISOURCEBERGEN OCRP             COMMON   03073E105     899200     20000 N                    X    ORAC        20000
ABBOTT LABORATORY                  CALL O   0028247EW   31661500    650000 N                    X    ORAC       650000
ACCESS PHARMACEUTICALS INC         OTC EQ   00431M308     962144    343623 N                    X    ORAC       343623
ACURA PHARM INC                    OTC EQ   00509L109    4380651   5919799 N                    X    ORAC      5919799
1997 ANTIGENICS LLC                OTC EQ   37032950      183000    100000 N                    X    ORAC       100000
APRIA HEALTHCARE GROUP INC         COMMON   37933108     2739620    102800 N                    X    ORAC       102800
ALNYLAM PHARMACEUTICALS IN         OTC EQ   02043Q107    5890735    275268 N                    X    ORAC       275268
BIOGEN IDEC INC                    COMMON   09062X103    2364170     48062 N                    X    ORAC        48062
BOSTON SCIENTIFIC CORP             COMMON   101137107    5920228    344600 N                    X    ORAC       344600
CARDINAL HEALTH INC                COMMON   14149Y108    6443000    100000 N                    X    ORAC       100000
CUBIST PHARMACEUTICALS INC         OTC EQ   229678107   11682634    645093 N                    X    ORAC       645093
CHUGAI PHARMACEUTICAL CO L         FSTK     6196408      5908256    286400 N                    X    ORAC       286400
CURAGEN CORP                       OTC EQ   23126R101    3538785    769301 N                    X    ORAC       769301
CRITICAL THERAPETUICS INC          OTC EQ   22674T105     760485    372787 N                    X    ORAC       372787
CRUCELL NV                         OTC EQ   228769105    2986893    117225 N                    X    ORAC       117225
COVENTRY HEALTH CARE INC           COMMON   222862104    1966915     39299 N                    X    ORAC        39299
GENENTECH                          CALL O   3687107CQ    8113000    100000 N                    X    ORAC       100000
DRUGSTORE.COM INC                  OTC EQ   262241102    3079454    841381 N                    X    ORAC       841381
ECLIPSE CORP                       OTC EQ   278856109   20125506    978867 N                    X    ORAC       978867
ELAN CORP PLC-ADR                  COMMON   284131208   93971321   6370937 N                    X    ORAC      5481937
EXPRESS SCRIPTS INC-CL A           OTC EQ   302182100   22285643    311252 N                    X    ORAC       311252
GILEAD SCIENCES INC                OTC EQ   375558103   22936068    353243 N                    X    ORAC       353243
GTX INC DEL                        OTC EQ   40052B108   43060408   2413700 N                    X    ORAC      2413700
EMDEON CORPORATION                 OTC EQ   290849108   99266784 8,011,847 N                    X    ORAC      5689347
HEALTH NET INC                     COMMON   42222G108    9975300    205000 N                    X    ORAC       205000
HOLOGIC INC                        OTC EQ   436440101   10946880    231533 N                    X    ORAC       231533
ICOS CORP                          OTC EQ   449295104   31528165    933062 N                    X    ORAC       933062
MEDTRONIC INC                      COMMON   585055106   23062810    431000 N                    X    ORAC       371000
MEDIMMUNE INC                      OTC EQ   584699102   29828955    921500 N                    X    ORAC       781500
MEDIWARE INFORMATION SYSTE         OTC EQ   584946107    6688000    800000 N                    X    ORAC       800000
MEDAREX INC                        OTC EQ   583916101    4437000    300000 N                    X    ORAC       300000
MEDCOHEALTH SOLUTIONS INC          COMMON   58405U102   21921088    410200 N                    X    ORAC       410200
MANNKIND CORP                      OTC EQ   56400P201   11959719    725271 N                    X    ORAC       725271
MERGE TECHNOLOGIES INC             OTC EQ   589981109    1441888    219800 N                    X    ORAC       219800
NOVARTIS AG-SPONSORED ADR          COMMON   66987V109   12430016    216400 N                    X    ORAC       216400
OMNICARE INC                       COMMON   681904108    1942432     50283 N                    X    ORAC        50283
OSI PHARMACUTICALS INC             OTC EQ   671040103   63789213   1823591 N                    X    ORAC      1278591
PENWEST PHARMACEUTICALS CO         OTC EQ   709754105   15323640    922000 N                    X    ORAC       922000
QUIDEL CORP                        OTC EQ   74838J101   46558676   3418405 P                    X    ORAC      3418405
SEPRACOR INC                       OTC EQ   817315104   55591407    902751 N                    X    ORAC       552751
SCHERING-PLOUGH                    CALL O   8066057AD    5910000    250000 N                    X    ORAC       250000
SONUS PHARMACEUTICALS INC          OTC EQ   835692104    1748682    286200 N                    X    ORAC       286200
ST JUDE MEDICAL INC                COMMON   790849103   29476500    806250 N                    X    ORAC       481250
SYNTONIX PHARMAC INC CS            OTC EQ   871621975      75000     50000 N                    X    ORAC        50000
THORATEC LABORATORIES CORP         OTC EQ   885175307    2157066    122700 C                    X    ORAC       122700
TRANSITION THERAPEUTICS IN         CEQ      893716100      33229     25000 N                    X    ORAC        25000
VENTANA MEDICAL SYSTEM INC         OTC EQ   92276H106   99558597   2313702 N                    X    ORAC      2313702
VERTEX PHARMACEUTICALS INC         OTC EQ   92532F100    9389688    250927 N                    X    ORAC       250927
WATERS CORP                        COMMON   941848103   13785055    281500 N                    X    ORAC       281500
WEBMD HEALTH CORP                  OTC EQ   94770V102    4722240    117997 N                    X    ORAC       117997
VCA ANTECH INC                     OTC EQ   918194101   21638118    672200 N                    X    ORAC       672200
WYETH                              COMMON   983024100   82123776   1612800 N                    X    ORAC       347200